Accounts Receivable and Loans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Account	Dec. 31, 2012 Account	Dec. 31, 2011 Account
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	80,000	143,000	197,000
Aggregated Outstanding Balance	$ 695	$ 1,204	$ 1,512
Accounts Receivable and Loans Textuals [Abstract]
Difference between pre- and post-modification outstanding balances	4	24	59
Card Member Loans [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	60,000	106,000	147,000
Aggregated Outstanding Balance	448	779	1,110
Card Member Receivables [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	20,000	37,000	50,000
Aggregated Outstanding Balance	$ 247	$ 425	$ 402